Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Current and Deferred Tax Expense	The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,

(in millions €)	2024	2023	2022
Current income taxes	(2.3)	243.1	3,629.6
Deferred taxes	(10.1)	12.7	(109.9)
Income taxes expenses / (income)	(12.4)	255.8	3,519.7

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit	The following table reconciles the expected income taxes to the income tax expenses. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,

(in millions €)	2024	2023	2022
Profit / (Loss) before tax	(677.7)	1,186.1	12,954.1
Expected tax credit	(186.8)	321.8	3,529.7
Effects
Deviation due to local tax basis	12.6	6.6	8.9
Deviation due to deviating income tax rate (Germany and foreign countries)	6.6	(0.1)	7.3
Change in valuation allowance	(16.4)	(14.3)	30.6
Effects from tax losses and tax credits	241.1	(66.5)	23.2
Change in deferred taxes due to tax rate change	9.1	(2.4)	(2.3)
Non-deductible expenses	(49.1)	3.1	2.5
Non tax-effective income	(2.1)	(0.6)	(87.9)
Non tax-effective share-based payment expenses	(37.2)	7.7	8.7
Tax-effective equity transaction costs	—	—	—
Adjustment prior year taxes	—	5.5	(31.5)
Non-tax effective bargain purchase	—	—	—
Other effects	9.8	(5.0)	30.5
Income taxes	(12.4)	255.8	3,519.7
Effective tax rate	1.8%	21.6%	27.2%

Summary of Deferred Taxes	Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2024
(in millions €)	January 1, 2024	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2024
Fixed assets	(8.4)	11.5	—	—	3.1
Right-of-use assets	(56.6)	(8.3)	—	—	(64.9)
Inventories	113.6	(31.7)	—	—	81.9
Trade and other receivables	(90.0)	(412.1)	—	—	(502.1)
Lease liabilities	57.2	13.3	—	—	70.5
Contract liabilities	(43.0)	(47.3)	—	—	(90.3)
Loans and borrowings	4.8	20.4	—	—	25.2
Net employee defined benefit liabilities	0.6	0.1	—	—	0.7
Share-based payments	142.1	20.3	—	(85.0)	77.4
Other provisions	9.8	4.4	—	—	14.2
Other (incl. deferred expenses)	(44.9)	413.1	—	—	368.2
Tax losses / tax credits	94.4	230.2	63.2	—	387.8
Deferred tax assets net (before valuation adjustment)	179.6	213.9	63.2	(85.0)	371.7
Valuation adjustment	(138.0)	(133.9)	(60.5)	—	(332.4)
Deferred tax assets / (liabilities), net (after valuation adjustment)	41.6	80.0	2.7	(85.0)	39.3
Thereof deferred tax assets	81.3	82.7	2.7	(85.0)	81.7
Thereof deferred tax liability	(39.7)	(2.7)	—	—	(42.4)

Year ended December 31, 2023
(in millions €)	January 1, 2023	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2023
Fixed assets	15.8	20.2	—	(44.4)	(8.4)
Right-of-use assets	(55.8)	(0.8)	—	—	(56.6)
Inventories	148.9	(35.3)	—	—	113.6
Trade and other receivables	(162.7)	72.7	—	—	(90.0)
Lease liabilities	55.2	2.0	—	—	57.2
Loans and borrowings	7.6	(2.8)	—	—	4.8
Contract liabilities	(10.0)	(33.0)	—	—	(43.0)
Net employee defined benefit liabilities	0.7	(0.1)	—	—	0.6
Other provisions	11.0	(1.2)	—	—	9.8
Share-based payments	188.4	12.0	—	(58.3)	142.1
Other (incl. deferred expenses)	61.5	(106.4)	—	—	(44.9)
Tax losses / tax credits	99.5	(5.1)	—	—	94.4
Deferred tax assets net (before valuation adjustment)	360.1	(77.8)	—	(102.7)	179.6
Valuation adjustment	(136.7)	65.1	—	(66.4)	(138.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	223.4	(12.7)	—	(169.1)	41.6
Thereof deferred tax assets	229.6	20.8	—	(169.1)	81.3
Thereof deferred tax liability	(6.2)	(33.5)	—	—	(39.7)

Summary of Accumulated Tax Losses	Up until the year ended December 31, 2024, our accumulated tax losses also comprised those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,

(in millions €)	2024	2023	2022
Corporate tax	1,236.7	260.7	352.3
Trade tax	989.6	140.1	204.1

	Years ended December 31,

(in millions €)	2024	2023	2022
Federal tax credits	25.4	21.3	4.0
State tax credits	7.1	8.7	1.6